Short Term Interest-Bearing Bank Deposits (Tables)	6 Months Ended
Jun. 30, 2023
Short Term Interest-Bearing Bank Deposits [Abstract]
Schedule of Short Term Deposits	SHORT TERM INTEREST-BEARING BANK DEPOSITS
	June 30,	December 31,
(in thousands)	2023	2022
Bank deposits in U.S.$ (annual average interest rates 5.94% and 0.3%)	$6,165	$299
Bank deposits in NIS (annual average interest rates 4.31%)	19,278	-
Total short-term deposits	$25,443	$299